Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF
Prospectus [Line Items]
Annual Return [Percent]	12.46%	16.16%	22.62%
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF
Prospectus [Line Items]
Annual Return [Percent]	20.26%	38.94%	16.29%
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF
Prospectus [Line Items]
Annual Return [Percent]	27.26%	19.70%	21.94%
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF
Prospectus [Line Items]
Annual Return [Percent]	12.76%	14.81%	6.50%
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	9.81%
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	38.96%
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	36.74%
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Annual Return [Percent]	5.73%	8.24%